LONG-TERM DEBT (Details) (USD $) In Millions, unless otherwise specified		9 Months Ended
	Dec. 31, 2010	Sep. 30, 2011 Line of Credit [Member]	Sep. 30, 2010 Line of Credit [Member]
Debt Instrument [Line Items]
Maximum borrowing capacity		$ 500	$ 500
Maturity date		2013-09
Margin added to LIBOR, lower range (in hundredths)		0.70%
Margin added to LIBOR, upper range (in hundredths)		1.20%
Commitment fee percentage of the applicable margin on undrawn amounts (in hundredths)		30.00%
Commitment fees paid		0.6	0.7
Undrawn amount	425.0	330.0
Financial Covenant: Book equity required		$ 150.0